Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Schedule of related parties nature of relationship
Name of Related Party	Nature of Relationship
Aventech Capital Inc	Company shareholders
Guofu Zhang	Company director
Haiyan Huang	President and CEO of the Company
Feng Zhi	CTO
Yinglu Gao	COO.
Zhenhua Li	Owner of Beijing AnYiWang
AGM Technology Limited	Chief Financial Officer of the Company
Beijing Angaomeng Technology Service Co., Ltd.	Chief Financial Officer of the Company

Schedule of due from related parties
Name of related party	June 30, 2020	December 31, 2019
Zhenhua Li (Advance Employee)	4,246	4,308
	$4,246	$4,308

Schedule of due to related parties
Name of related party	June 30, 2020	December 31, 2019
Guofu Zhang (Employee reimbursement)	$102,294	$117,155
Haiyan Huang (Employee reimbursement)	2,818	2,859
	$105,112	$120,014